United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/06

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          August 2, 2006

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      23
Form 13F Information Table Value Total:      $245,820
                                            (thousands)
List of Other Included Managers:  NONE
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

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
BERKLEY WR CORP          COM       084423102    6,931,000  203,060.00 X                                27,171   90,290   85,599
CARDINAL HEALTH          COM       14149Y108   16,946,000  263,410.00 X                                36,215  125,161  102,034
CHOICEPOINT              COM       170388102   20,871,000  499,662.00 X                                68,567  235,105  195,990
CINTAS CORP.             COM       172908105   20,928,000  526,334.00 X                                73,931  244,919  207,484
EBAY                     COM       278642103   14,855,000  507,141.00 X                                67,189  235,510  204,442
EXPRESS SCRIPTS          COM       302182100   17,506,000  244,009.00 X                                32,694  115,515   95,800
GETTY IMAGES INC         COM       374276103   18,716,000  294,682.00 X                                39,688  136,878  118,116
INTERCONTINENTAL EXCHANG COM       45865V100   10,277,000  177,371.00 X                                24,331   85,200   67,840
INTL SPEEDWAY CORP A     COM       460335201   10,553,000  227,581.00 X                                30,615  109,544   87,422
IRON MOUNTAIN            COM       462846106    9,920,000  265,364.00 X                                37,841  127,804   99,719
KOHLS CORP               COM       500255104   14,512,000  245,460.00 X                                35,170  114,145   96,145
LAUREATE EDUCATION INC   COM       518613104   11,387,000  267,095.00 X                                37,155  127,930  102,010
LINCARE HOLDINGS         COM       532791100    6,428,000  169,873.00 X                                19,167   85,315   65,391
MOHAWK CORP              COM       608190104    9,571,000  136,045.00 X                                20,209   65,561   50,275
NATL MEDICAL HLTH CARD   COM       636918302    2,934,000  212,584.00 X                                33,268   99,841   79,475
NAVIGATORS GROUP INC.    COM       638904102   11,406,000  260,290.00 X                                21,915  128,189  110,186
STRAYER EDUCATION        COM       863236105   13,966,000  143,800.00 X                                20,069   67,998   55,733
ZEBRA TECHNOLOGIES       COM       989207105   23,121,000  676,819.00 X                                93,845  320,691  262,283

LARGE CAP VALUE INDEX    MF        464287408    1,057,000   15,375.00 X                                          8,700    6,675
MSCI EAFI INDEX          MF        464287465    1,838,000   28,100.00 X                                         13,450   14,650
S&P 500 INDEX            MF        464287200    1,043,000    8,170.00 X                                          4,595    3,575
S&P MIDCAP 400 INDEX     MF        464287507      514,000    6,725.00 X                                          4,125    2,600
TWEEDY BROWN GLBL VAL    MF        901165100      540,000   19,446.00 X                                         18,909      537

TOTAL COMMON STOCK                            240,828,000

TOTAL MUTUAL FUNDS                              4,992,000

TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              245,820,000

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